Technology Intellectual Property (Narrative) (Details) (USD $)	0 Months Ended
	Jan. 14, 2013 iPTerra Technologies, Inc	Mar. 22, 2013 iPMine Communication And Mine Safety System	Jan. 03, 2013 iPMine Communication And Mine Safety System
Noncash or Part Noncash Acquisitions [Line Items]
Acquisition terms	Which shall be paid to a seller within a 12 month period from a closing date.		The terms of the agreement includes exclusivity for the European market for a five year term renewable with an additional five year term and first right of refusal to acquire 100% of the iPMine intellectual property.
Share price		$ 0.001
Acquisition percentage	100.00%		100.00%
Total purchase consideration	$ 5,500	$ 10,000,000
Debt assumed in acquisition		$ 9,980,000